Consolidated Statements of Equity (USD $) In Thousands	Total	Preferred Shares	Common Shares	Paid-in Capital	Accumulated Distributions in Excess of Net Income (Loss)	Deferred Compensation Obligation	Accumulated Other Comprehensive Income (Loss)	Treasury Stock at Cost	Non-Controlling Interests
Balance at Dec. 31, 2008	$ 2,864,794	$ 555,000	$ 12,864	$ 2,849,364	$ (635,239)	$ 13,882	$ (49,849)	$ (8,731)	$ 127,503
Issuance of 261,580, 212,349 and 178,081 for 2009, 2010 and 2011 common shares related to stock plans respectively	1,173		16	795				362
Issuance of 56,630,606, 52,792,716 and 9,500,000 for 2009, 2010 and 2011 common shares for cash offering respectively	317,505		5,656	311,140				709
Equity derivative instruments	143,716			143,716
Issuance of restricted stock	3,679		194	1,069		3,045		(629)
Vesting of restricted stock	(112)			6,554		911		(7,577)
Stock-based compensation	12,813			12,813
Contributions from non-controlling interests	8,271								8,271
Distributions to non-controlling interests	(1,992)								(1,992)
Dividends declared-common shares	(14,039)		1,444	49,077	(64,560)
Dividends declared-preferred shares	(42,269)				(42,269)
Comprehensive loss	(341,203)				(356,593)		59,398		(44,008)
Balance at Dec. 31, 2009	2,952,336	555,000	20,174	3,374,528	(1,098,661)	17,838	9,549	(15,866)	89,774
Cumulative effect of adoption of a new accounting standard (Note 1)	(20,232)				(7,848)				(12,384)
Deconsolidation of interests	3,876								3,876
Issuance of 261,580, 212,349 and 178,081 for 2009, 2010 and 2011 common shares related to stock plans respectively	1,362		21	1,232				109
Issuance of 56,630,606, 52,792,716 and 9,500,000 for 2009, 2010 and 2011 common shares for cash offering respectively	440,430		5,279	433,473				1,678
Convertible debt instruments	52,497			52,497
Issuance of restricted stock	(847)		153	(199)		741		(1,542)
Vesting of restricted stock	1,483			4,761		(4,261)		983
Stock-based compensation	2,698			2,698
Contributions from non-controlling interests	746								746
Distributions to non-controlling interests	(2,886)								(2,886)
Dividends declared-common shares	(20,205)				(20,205)
Dividends declared-preferred shares	(42,269)				(42,269)
Comprehensive loss	(234,302)				(209,358)		16,097		(41,041)
Balance at Dec. 31, 2010	3,134,687	555,000	25,627	3,868,990	(1,378,341)	14,318	25,646	(14,638)	38,085
Issuance of 261,580, 212,349 and 178,081 for 2009, 2010 and 2011 common shares related to stock plans respectively	1,429		18	979				432
Issuance of 10,000,000 common shares related to exercise of warrants	134,310		1,000	133,310
Issuance of 56,630,606, 52,792,716 and 9,500,000 for 2009, 2010 and 2011 common shares for cash offering respectively	129,665		950	128,715
Issuance of restricted stock	527		116	(6,357)		530		6,238
Vesting of restricted stock	(4,978)			2,985		(914)		(7,049)
Stock-based compensation	3,788			3,788
Contributions from non-controlling interests	374								374
Distributions to non-controlling interests	(2,308)								(2,308)
Redemption of preferred shares	(180,000)	(180,000)		6,402	(6,402)
Dividends declared-common shares	(60,527)				(60,527)
Dividends declared-preferred shares	(32,229)				(32,229)
Comprehensive loss	(46,846)				(15,854)		(27,049)		(3,943)
Balance at Dec. 31, 2011	$ 3,077,892	$ 375,000	$ 27,711	$ 4,138,812	$ (1,493,353)	$ 13,934	$ (1,403)	$ (15,017)	$ 32,208